Document and Entity Information	Oct. 22, 2019
Document And Entity Information [Line Items]
Amendment Flag	true
Amendment Description	Amendment 1
Entity Central Index Key	0001593538
Document Type	8-K/A
Document Period End Date	Oct. 22, 2019
Entity Registrant Name	Navient Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address, Address Line One	123 Justison Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	283-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $.01 per share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	NAVI
6% Senior Notes due December 15, 2043 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	6% Senior Notes due December 15, 2043
Trading Symbol	JSM